Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segments

NOTE 3 — Segments

Our operating segments are defined as components of the enterprise for which separate financial information is available and evaluated on a regular basis by our chief operating decision maker to allocate resources and assess performance.

For purposes of measuring business segment performance, the Company utilizes segment operating income, which is defined as revenues less expenses identifiable to the product lines within each segment. The Company does not allocate items that are non-operating; unusual in nature; or are corporate costs, which include but are not limited to executive and share-based compensation and corporate office costs. Segment operating income reconciles to consolidated income before income taxes by deducting corporate costs, certain non-cash items and interest expense.

Results by business segment were as follows:

	Three Months Ended March 31,
	2017	2016
	(In millions)
Net sales:
Supply Technologies	$133.2	$129.9
Assembly Components	139.3	131.7
Engineered Products	71.3	66.4

	$343.8	$328.0

Segment operating income:
Supply Technologies	$11.3	$10.2
Assembly Components	12.5	10.2
Engineered Products	1.7	1.4

Total segment operating income	25.5	21.8
Corporate costs	(6.6)	(6.4)
Litigation settlement gain	3.3	—
Asset impairment charge	—	(4.0)

Operating income	22.2	11.4
Interest expense	(7.4)	(7.1)

Income before income taxes	$14.8	$4.3

NOTE 2 — Segments

The Company operates through three reportable segments: Supply Technologies, Assembly Components and Engineered Products. Supply Technologies provides our customers with Total Supply Management™ services for a broad range of high-volume, specialty production components. Assembly Components manufactures cast aluminum components, automotive and industrial rubber and thermoplastic products, gasoline direct injection systems, fuel filler and hydraulic assemblies for automotive, agricultural equipment, construction equipment, heavy-duty truck and marine equipment industries, and also provides value-added services such as design and engineering, machining and assembly. Engineered Products operates a diverse group of niche manufacturing businesses that design and manufacture a broad range of high quality products engineered for specific customer applications.

For purposes of measuring business segment performance, the Company utilizes segment operating income, which is defined as revenues less expenses identifiable to the product lines within each segment. The Company does not allocate items that are non-operating; unusual in nature; or are corporate costs, which include but are not limited to executive compensation and corporate office costs. Segment operating income reconciles to consolidated income before income taxes by deducting corporate costs, certain non-cash charges and interest expense.

Results by business segment were as follows:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Net sales:
Supply Technologies	$502.1	$578.7	$559.6
Assembly Components	529.4	569.2	490.5
Engineered Products	245.4	315.9	328.6

	$1,276.9	$1,463.8	$1,378.7

Segment operating income:
Supply Technologies	$40.0	$50.3	$42.5
Assembly Components	50.5	57.9	42.0
Engineered Products	10.6	20.9	42.7

Total segment operating income	101.1	129.1	127.2
Corporate costs	(27.0)	(28.3)	(28.3)
Asset impairment charge	(4.0)	—	—
Litigation judgment costs	—	(2.2)	—
Interest expense	(28.2)	(27.9)	(26.1)

Income before income taxes	$41.9	$70.7	$72.8

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Capital expenditures:
Supply Technologies	$6.1	$3.7	$5.8
Assembly Components	16.9	27.3	14.0
Engineered Products	5.5	5.5	2.4
Corporate	—	—	1.5

	$28.5	$36.5	$23.7

Depreciation and amortization expense:
Supply Technologies	$4.7	$4.7	$4.5
Assembly Components	20.1	18.6	14.2
Engineered Products	4.1	4.2	3.3
Corporate	0.7	0.4	0.4

	$29.6	$27.9	$22.4

Identifiable assets:
Supply Technologies	$262.0	$276.3	$277.6
Assembly Components	332.9	344.8	340.5
Engineered Products	304.9	243.1	246.9
Corporate	79.8	75.4	93.8

	$979.6	$939.6	$958.8

The percentage of net sales by product line included in each segment was as follows:

	Year Ended December 31,
	2016	2015	2014
Supply Technologies:
Supply Technologies	85%	87%	88%
Engineered specialty products	15%	13%	12%

	100%	100%	100%

Assembly Components:
Fuel, rubber and plastic products	67%	59%	57%
Aluminum products	33%	41%	43%

	100%	100%	100%

Engineered Products:
Industrial equipment business	79%	81%	78%
Forged and machined products	21%	19%	22%

	100%	100%	100%

The Company’s approximate percentage of net sales by geographic region was as follows:

	Year Ended December 31,
	2016	2015	2014
United States	71%	72%	74%
Asia	8%	8%	6%
Europe	8%	7%	6%
Canada	6%	6%	7%
Mexico	6%	6%	5%
Other	1%	1%	2%

	100%	100%	100%

The basis for attributing revenue to individual geographic regions is customer location.

At December 31, 2016, 2015 and 2014, approximately 68%, 71% and 72%, respectively, of the Company’s assets were located in the United States.